Insurance (Tables)	12 Months Ended
Dec. 31, 2015
Financial Instruments Owned and Pledged as Collateral [Abstract]
Insurance Liabilities
Insurance liabilities are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

	December 31,
	2015	2014
	(In millions)
U.S.	$123,060	$123,136
Asia	83,510	86,483
Latin America	14,022	15,339
EMEA	19,009	20,520
MetLife Holdings	102,853	101,752
Brighthouse Financial	71,853	69,913
Corporate & Other	(5,451)	(3,841)
Total	$408,856	$413,302

Liabilities for Guarantees
Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

	Annuity Contracts		Universal and Variable Life Contracts
	GMDBs	GMIBs	Secondary Guarantees	Paid-Up Guarantees	Total
	(In millions)
Direct and Assumed
Balance at January 1, 2013	$567	$1,635	$4,785	$246	$7,233
Incurred guaranteed benefits (1)	200	229	(64)	20	385
Paid guaranteed benefits	(82)	(13)	(23)	—	(118)
Balance at December 31, 2013	685	1,851	4,698	266	7,500
Incurred guaranteed benefits (1)	310	262	411	22	1,005
Paid guaranteed benefits	(59)	—	(17)	—	(76)
Balance at December 31, 2014	936	2,113	5,092	288	8,429
Incurred guaranteed benefits (1)	319	417	452	18	1,206
Paid guaranteed benefits	(48)	(1)	(28)	—	(77)
Balance at December 31, 2015	$1,207	$2,529	$5,516	$306	$9,558
Ceded
Balance at January 1, 2013	$56	$9	$753	$173	$991
Incurred guaranteed benefits	(5)	—	175	14	184
Paid guaranteed benefits	(10)	(2)	—	—	(12)
Balance at December 31, 2013	41	7	928	187	1,163
Incurred guaranteed benefits	9	—	134	15	158
Paid guaranteed benefits	(12)	—	—	—	(12)
Balance at December 31, 2014	38	7	1,062	202	1,309
Incurred guaranteed benefits	32	—	195	13	240
Paid guaranteed benefits	(36)	—	—	—	(36)
Balance at December 31, 2015	$34	$7	$1,257	$215	$1,513
Net
Balance at January 1, 2013	$511	$1,626	$4,032	$73	$6,242
Incurred guaranteed benefits	205	229	(239)	6	201
Paid guaranteed benefits	(72)	(11)	(23)	—	(106)
Balance at December 31, 2013	644	1,844	3,770	79	6,337
Incurred guaranteed benefits	301	262	277	7	847
Paid guaranteed benefits	(47)	—	(17)	—	(64)
Balance at December 31, 2014	898	2,106	4,030	86	7,120
Incurred guaranteed benefits	287	417	257	5	966
Paid guaranteed benefits	(12)	(1)	(28)	—	(41)
Balance at December 31, 2015	$1,173	$2,522	$4,259	$91	$8,045

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(1)	Secondary guarantees include the effects of foreign currency translation of ($80) million, ($343) million and ($597) million at December 31, 2015, 2014 and 2013, respectively.

Fund Groupings
Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

	December 31,
	2015	2014
	(In millions)
Fund Groupings:
Balanced	$79,473	$87,667
Equity	69,973	71,742
Bond	11,783	11,416
Money Market	1,233	1,024
Total	$162,462	$171,849

Guarantees related to Annuity, Universal and Variable Life Contracts
Information regarding the Company’s guarantee exposure was as follows at:

	December 31,
	2015				2014
	In the Event of Death		At Annuitization		In the Event of Death		At Annuitization
	(In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total account value (2), (3)	$181,413		$91,240		$196,595		$99,000
Separate account value	$151,901		$87,841		$163,566		$95,963
Net amount at risk (2)	$10,339	(4)	$2,762	(5)	$4,230	(4)	$1,770	(5)
Average attained age of contractholders	66 years		66 years		65 years		65 years
Other Annuity Guarantees
Total account value (3)	N/A		$1,560		N/A		$1,040
Net amount at risk	N/A		$422	(6)	N/A		$340	(6)
Average attained age of contractholders	N/A		51 years		N/A		50 years

	December 31,
	2015		2014
	Secondary Guarantees	Paid-Up Guarantees	Secondary Guarantees	Paid-Up Guarantees
	(In millions)
Universal and Variable Life Contracts (1)
Total account value (3)	$17,211	$3,461	$16,875	$3,587
Net amount at risk (7)	$175,958	$19,047	$180,069	$20,344
Average attained age of policyholders	57 years	62 years	56 years	61 years
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(1)	The Company’s annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)	Includes amounts, which are not reported on the consolidated balance sheets, from assumed reinsurance of certain variable annuity products from the Company’s former operating joint venture in Japan.

(3)	Includes the contractholder’s investments in the general account and separate account, if applicable.

(4)
Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5)
Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company’s potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

(6)
Defined as either the excess of the upper tier, adjusted for a profit margin, less the lower tier, as of the balance sheet date or the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. These amounts represent the Company’s potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date.

(7)
Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

Schedule of Federal Home Loan Bank, common stock holdings, by branch of FHLB Bank
Certain of the Company’s subsidiaries are members of regional banks in the Federal Home Loan Bank (“FHLB”) system (“FHLBanks”). Holdings of common stock of FHLBanks, included in equity securities, were as follows at:

	December 31,
	2015	2014
	(In millions)
FHLB of NY	$666	$661
FHLB of Des Moines	$44	$66
FHLB of Boston	$36	$55
FHLB of Pittsburgh	$96	$35

Schedule of liability recorded and collateral pledged for funding agreements
Such subsidiaries have also entered into funding agreements with FHLBanks and the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. (“Farmer Mac”). The liability for such funding agreements is included in policyholder account balances. Information related to such funding agreements was as follows at:

	Liability		Collateral
	December 31,
	2015	2014	2015		2014
	(In millions)
FHLB of NY (1)	$12,570	$12,570	$14,085	(2)	$15,255	(2)
Farmer Mac (3)	$2,550	$2,750	$2,643		$3,162
FHLB of Des Moines (1)	$845	$1,405	$999	(2)	$1,688	(2)
FHLB of Boston (1)	$250	$575	$311	(2)	$666	(2)
FHLB of Pittsburgh (1)	$1,820	$435	$2,112	(2)	$1,367	(2)
______________

(1)
Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities (“RMBS”), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank’s recovery on the collateral is limited to the amount of the Company’s liability to such FHLBank.

(2)	Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)
Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value for all asset classes, except mortgage loans, which are presented at carrying value at:

	December 31,
	2015	2014
	(In millions)
Invested assets on deposit (regulatory deposits)	$9,089	$9,437
Invested assets held in trust (collateral financing arrangements and reinsurance agreements)	10,443	10,069
Invested assets pledged as collateral (1)	23,145	25,996
Total invested assets on deposit, held in trust and pledged as collateral	$42,677	$45,502
______________

(1)
The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Notes 4 and 12), collateral financing arrangements (see Note 13) and derivative transactions (see Note 9).

Liabilities for Unpaid Claims and Claim Expenses
Information regarding the liabilities for unpaid claims and claim expenses relating to property & casualty, group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Balance at January 1,	$11,036	$10,630	$10,436
Less: Reinsurance recoverables	1,876	1,661	1,581
Net balance at January 1,	9,160	8,969	8,855
Incurred related to:
Current year	9,639	9,358	8,660
Prior years (1)	(78)	(70)	(86)
Total incurred	9,561	9,288	8,574
Paid related to:
Current year	(6,788)	(6,714)	(6,083)
Prior years	(2,587)	(2,383)	(2,377)
Total paid	(9,375)	(9,097)	(8,460)
Net balance at December 31,	9,346	9,160	8,969
Add: Reinsurance recoverables	2,042	1,876	1,661
Balance at December 31,	$11,388	$11,036	$10,630

______________

(1)
During 2015, 2014 and 2013, as a result of changes in estimates of insured events in the respective prior year, claims and claim adjustment expenses associated with prior years decreased due to a reduction in prior year automobile bodily injury and homeowners’ severity. In addition, 2013 included improved loss ratios for non-medical health claim liabilities.